UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: August 31, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2023

WESTERN ASSET

MANAGED MUNICIPALS FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and preservation of capital.*

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

II	Western Asset Managed Municipals Fund

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Managed Municipals Fund for the six-month reporting period ended August 31, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 29, 2023

Western Asset Managed Municipals Fund	III

Performance review

For the six months ended August 31, 2023, Class A shares of Western Asset Managed Municipals Fund, excluding sales charges, returned 1.31%. The Fund’s unmanaged benchmark, the Bloomberg Municipal Bond Indexi, returned 1.04% for the same period.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of August 31, 2023 (unaudited)
(excluding sales charges)	6 months
Western Asset Managed Municipals Fund:
Class 1[1]	1.37%
Class A	1.31%
Class C	1.02%
Class I	1.40%
Class IS	1.42%
Bloomberg Municipal Bond Index	1.04%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2023 for Class 1, Class A, Class C, Class I and Class IS shares were 3.84%, 3.58%, 3.16%, 3.91% and 3.94%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class I and Class IS shares would have been 3.57%, 3.15%, 3.85% and 3.93%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 29, 2023, the gross total annual fund operating expense ratios for Class 1, Class A, Class C, Class I and Class IS shares were 0.52%, 0.66%, 1.20%, 0.50% and 0.43%, respectively.

[1]

The Fund’s Class 1 shares are closed to all purchases and incoming exchanges. Investors owning Class 1 shares of the Fund may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

IV	Western Asset Managed Municipals Fund

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.77% for Class A shares, 1.32% for Class C shares, 0.45% for Class I shares and 0.42% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class 1 shares will not exceed the ratio of total annual fund operating expenses for Class A shares. The ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 29, 2023

RISKS: The Fund’s fixed income investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties, public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall

Western Asset Managed Municipals Fund	V

Performance review (cont’d)

economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Bloomberg Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

VI	Western Asset Managed Municipals Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2023 and February 28, 2023. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2023 and held for the six months ended August 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	1.37%	$1,000.00	$1,013.70	0.57%	$2.89	Class 1	5.00%	$1,000.00	$1,022.27	0.57%	$2.90
Class A	1.31	1,000.00	1,013.10	0.69	3.49	Class A	5.00	1,000.00	1,021.67	0.69	3.51
Class C	1.02	1,000.00	1,010.20	1.26	6.37	Class C	5.00	1,000.00	1,018.80	1.26	6.39
Class I	1.40	1,000.00	1,014.00	0.50	2.53	Class I	5.00	1,000.00	1,022.62	0.50	2.54
Class IS	1.42	1,000.00	1,014.20	0.47	2.38	Class IS	5.00	1,000.00	1,022.77	0.47	2.39

2	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

[1]	For the six months ended August 31, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

August 31, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.8%
Alabama — 4.5%
Alabama State Corrections Institution Finance Authority Revenue:
Series A	5.250%	7/1/47	$10,000,000	$10,662,601
Series A	5.250%	7/1/52	1,000,000	1,059,461
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	3,470,000	3,392,761	(a)(b)
Series D-1, Refunding	5.500%	2/1/29	3,500,000	3,653,029	(a)(b)(c)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	3,300,000	3,331,779	(d)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% to 10/1/23 then 7.750%)	0.000%	10/1/46	1,520,000	1,591,411
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	53,065,000	55,556,487
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	5,465,000	5,535,048
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	6,395,000	6,720,683
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	9,335,000	9,811,892
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 2, Series A	4.000%	6/1/24	38,405,000	38,240,918	(a)(b)
Total Alabama				139,556,070
Alaska — 0.6%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B	5.000%	12/1/37	1,505,000	1,595,144
State Capital Project II, Series B	5.000%	12/1/38	1,150,000	1,212,516
State Capital Project II, Series B	5.000%	12/1/39	760,000	798,401
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	4,325,000	4,245,690	(d)
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/32	845,000	926,034
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/33	1,055,000	1,152,501

See Notes to Financial Statements.

4	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Alaska — continued
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/34	$760,000	$771,182
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/35	1,900,000	1,913,697
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/37	2,165,000	2,127,600
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/40	1,025,000	973,146
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	2,845,000	2,515,785
Total Alaska				18,231,696
Arizona — 2.6%
Arizona State Board of Regents University System Revenue:
Series D	5.000%	7/1/41	2,620,000	2,664,780
Series D	5.000%	7/1/46	1,900,000	1,931,136
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,365,000	1,338,305
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	985,000	971,808
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,140,000	1,149,493
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	760,000	764,209
Basis School Project, Series D, Refunding	5.000%	7/1/37	455,000	440,843	(e)
Basis School Project, Series D, Refunding	5.000%	7/1/47	655,000	586,965	(e)
Basis School Project, Series D, Refunding	5.000%	7/1/51	1,960,000	1,722,575	(e)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A	4.000%	2/1/50	3,035,000	2,731,130
Arizona State IDA, Revenue Bonds:
Lincoln South Beltway Project	5.000%	8/1/27	915,000	976,176
Lincoln South Beltway Project	5.000%	2/1/28	2,095,000	2,246,365
Lincoln South Beltway Project	5.000%	8/1/28	1,785,000	1,930,547
Chandler, AZ, IDA Revenue:
Intel Corp. Project	5.000%	6/3/24	28,835,000	28,946,130	(a)(b)(d)
Intel Corp. Project	3.800%	6/15/28	7,600,000	7,591,017	(a)(b)
Intel Corp. Project	4.100%	6/15/28	4,350,000	4,337,399	(a)(b)(d)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, SD Credit Program	5.000%	7/1/52	$760,000	$763,946
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	230,000	235,818
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	455,000	458,274
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/39	530,000	540,145
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/49	985,000	986,074
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	3,975,000	4,084,109	(e)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	985,000	927,069
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,245,000	1,312,060
Series A	5.000%	8/1/47	1,520,000	1,592,253
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	9,110,000	9,464,162
Total Arizona				80,692,788
Arkansas — 0.1%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	3,500,000	3,514,771	(d)
California — 10.3%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	5,125,000	5,247,019
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	1,710,000	1,730,141
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A (SIFMA Municipal Swap Index Yield + 1.250%)	5.310%	4/1/27	20,495,000	20,613,615	(a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	3,450,000	3,404,491	(a)(b)

See Notes to Financial Statements.

6	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	$10,000,000	$10,398,077	(a)(b)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	5,695,000	5,743,074
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,140,000	1,157,122
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	3,795,000	3,999,773
California State MFA Revenue:
Orange County Civic Center, Series A	5.000%	6/1/48	5,315,000	5,522,458
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	15,020,000	15,028,231	(d)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	910,000	898,732	(d)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project	5.000%	11/21/45	6,070,000	6,089,256	(e)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	1,520,000	1,576,998	(e)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	5,540,000	5,622,304	(e)
California State University Revenue, Systemwide, Series A	4.000%	11/1/45	1,140,000	1,104,045
California State, GO:
Various Purpose, Refunding	5.000%	10/1/45	4,750,000	5,221,476
Various Purpose, Refunding	4.000%	10/1/50	3,750,000	3,706,119
California Statewide CDA Revenue:
American Baptist Homes of the West, Refunding	5.000%	10/1/45	1,935,000	1,930,932
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	8,970,000	8,743,328	(e)
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	12,105,000	12,672,971
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	1,900,000	1,973,636

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Natural Gas Purchase, Series A	5.500%	11/15/37	$2,830,000	$3,022,000
Long Beach, CA, Harbor Revenue, Series A	5.000%	5/15/39	1,520,000	1,634,186
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/40	1,710,000	1,716,000
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series A	5.000%	7/1/38	4,555,000	4,907,127
Senior Proposition C, Series A	5.000%	7/1/39	3,035,000	3,260,433
Senior Proposition C, Series B	5.000%	7/1/34	760,000	836,499
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/37	2,430,000	2,570,394	(d)
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,935,000	5,023,735	(d)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	2,275,000	2,355,248	(d)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/34	1,215,000	1,301,159	(d)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	2,675,000	2,435,593	(d)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/42	5,695,000	5,931,134
Series A, Refunding	5.000%	7/1/46	1,520,000	1,556,747
Series C	5.000%	7/1/38	760,000	806,224
Series C	5.000%	7/1/42	9,865,000	10,331,511
Series E	5.000%	7/1/44	7,590,000	7,658,547
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	6,375,000	6,733,492
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	5,315,000	6,487,202
Series A	6.500%	11/1/39	5,515,000	6,566,979
Series B	7.000%	11/1/34	20,115,000	24,551,283
Series B	6.500%	11/1/39	9,865,000	11,722,062
Series C	6.125%	11/1/29	3,930,000	4,177,921
Series C	7.000%	11/1/34	3,795,000	4,631,972
Series C	6.500%	11/1/39	980,000	1,164,483

See Notes to Financial Statements.

8	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	$4,545,000	$4,538,356	(a)(b)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	6,700,000	7,249,030
Riverside County, CA, Transportation Commission Sales Tax Revenue:
Series B, Refunding	5.000%	6/1/38	5,390,000	5,704,426
Series B, Refunding	5.000%	6/1/39	7,535,000	7,947,724
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	3,035,000	3,093,290
San Bernardino, CA, USD Revenue, COP:
2019 School Financing Project, AGM	5.000%	10/1/36	3,030,000	3,264,260
2019 School Financing Project, AGM	5.000%	10/1/38	1,330,000	1,414,279
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	680,000	704,787
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Refunding	5.000%	5/1/47	3,000,000	3,023,989	(d)
Second Series D, Refunding	5.000%	5/1/48	3,415,000	3,451,518	(d)
Series A, Refunding	5.000%	5/1/35	7,590,000	8,221,981	(d)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/37	875,000	917,603	(d)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,140,000	1,165,167	(d)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Capital Project, Series A	5.000%	7/15/43	4,010,000	4,225,025
Sanger, CA, USD Revenue, COP:
Capital Projects, Refunding, AGM	5.000%	6/1/49	1,520,000	1,549,769
Capital Projects, Refunding, AGM	5.000%	6/1/52	2,275,000	2,275,218
South Whittier School District, GO:
Series B, AGM	4.000%	8/1/46	1,035,000	973,877
Series B, AGM	4.000%	8/1/48	1,725,000	1,605,003
Southern California Water Replenishment District Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	11,385,000	12,038,846

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/27	$760,000	$801,962
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	2,130,000	2,200,073
Total California				320,131,912
Colorado — 2.0%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	774,000	775,947
Broadway Station Metropolitan District No 3, CO, GO:
Series A	5.000%	12/1/39	750,000	638,630
Series A	5.000%	12/1/49	1,000,000	763,104
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	7,300,000	6,951,224
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	2,810,000	2,902,244
University of Denver Project, Series A	5.000%	3/1/47	3,720,000	3,833,262
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated Group, Series A	4.000%	11/15/38	8,035,000	7,988,600
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	13,210,000	13,528,516	(a)(b)
Commonspirit Health Project, Series A	5.500%	11/1/47	3,500,000	3,658,174
Commonspirit Health Project, Series A	5.250%	11/1/52	3,500,000	3,568,630
Commonspirit Health Project, Series A-2	4.000%	8/1/49	3,415,000	2,959,646
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	3,755,000	3,293,593
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,140,000	1,133,567
C-470 Express Lanes	5.000%	12/31/51	1,215,000	1,198,604
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/50	1,139,000	1,185,622
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	6,375,000	7,477,222

See Notes to Financial Statements.

10	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Regional Transportation District, CO:
Denver Transit Partners Eagle P3 Project, Series A, Refunding	4.000%	7/15/36	$760,000	$755,385
Denver Transit Partners Eagle P3 Project, Series A, Refunding	3.000%	7/15/37	760,000	639,179
Total Colorado				63,251,149
Connecticut — 0.8%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	1,520,000	1,463,002	(d)
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure Purpose, Series A	5.000%	5/1/35	3,225,000	3,565,247
Transportation Infrastructure Purpose, Series A	5.000%	1/1/38	5,880,000	6,169,744
Connecticut State, GO:
Series A	5.000%	4/15/35	3,715,000	3,981,518
Series A	5.000%	4/15/36	1,745,000	1,882,636
Series A	5.000%	4/15/39	1,250,000	1,322,791
Series E	5.000%	10/15/34	4,070,000	4,249,276
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	2,920,000	2,925,885	(e)
Total Connecticut				25,560,099
Delaware — 0.6%
Delaware State EDA Revenue, Acts Retirement Communities	5.000%	11/15/48	2,275,000	2,126,615
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	2,275,000	2,271,678
Delaware State Transportation Authority Revenue:
US 301 Project	5.000%	6/1/45	2,330,000	2,367,554
US 301 Project	5.000%	6/1/55	10,437,000	10,570,178
Total Delaware				17,336,025
District of Columbia — 0.4%
District of Columbia Revenue:
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	7,020,000	7,038,456
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	5,465,000	5,388,288
Total District of Columbia				12,426,744

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — 5.7%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	$2,655,000	$2,693,947	(d)
Series 2017	5.000%	10/1/47	2,545,000	2,565,666	(d)
Series A	5.000%	10/1/25	1,520,000	1,549,684	(d)
Series A	5.000%	10/1/26	1,140,000	1,177,168	(d)
Series A	5.000%	10/1/28	1,140,000	1,206,280	(d)
Series A	5.000%	10/1/45	16,700,000	16,713,811	(d)
Broward County, FL, Port Facilities Revenue:
Series 2022	4.500%	9/1/47	1,725,000	1,686,045	(d)
Series 2022	5.500%	9/1/52	3,000,000	3,179,347	(d)
Series B	5.000%	9/1/32	7,875,000	8,415,247	(d)
Series B	5.000%	9/1/33	6,535,000	6,977,150	(d)
Broward County, FL, School Board, COP:
Series B, Refunding	5.000%	7/1/31	6,640,000	6,798,116
Series B, Refunding	5.000%	7/1/32	6,070,000	6,213,465
Cape Coral, FL, Water & Sewer Revenue, Refunding	5.000%	10/1/39	3,795,000	3,915,330
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	1,460,000	1,483,538
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Series A, Refunding	5.000%	7/1/36	3,035,000	3,225,925
Student Housing Project, Series A, Refunding	5.000%	7/1/38	3,035,000	3,177,430
Student Housing Project, Series A, Refunding	5.000%	7/1/39	1,900,000	1,976,684
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	2,300,000	2,289,950	(e)
Florida State Insurance Assistance Interlocal Agency Inc. Revenue:
Series A-1	5.000%	9/1/26	10,300,000	10,644,673
Series A-1	5.000%	9/1/27	9,360,000	9,756,765
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	1,520,000	1,525,053
Series A, Refunding	5.000%	10/1/28	380,000	386,107
Series A, Refunding	5.000%	10/1/29	2,065,000	2,098,549

See Notes to Financial Statements.

12	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Series A, Refunding	5.000%	10/1/35	$3,795,000	$3,841,907
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	3,035,000	2,795,404
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	3,605,000	3,660,557	(d)
Priority Subordinated, Series A	5.000%	10/1/47	2,825,000	2,847,940	(d)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	4,025,000	4,116,070	(d)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/39	1,270,000	1,246,328
Series A, Refunding	4.000%	10/1/41	760,000	737,279
Series A, Refunding	5.000%	10/1/41	5,505,000	5,595,882
Series A, Refunding	5.000%	10/1/49	9,790,000	9,944,898	(d)
Series B, Refunding	5.000%	10/1/40	2,275,000	2,317,869	(d)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	4,935,000	4,968,632
Miami-Dade County, FL, Seaport Revenue:
Senior Bonds, Series A, Refunding	5.000%	10/1/47	8,765,000	8,912,291	(d)
Senior Bonds, Series A, Refunding	5.250%	10/1/52	6,600,000	6,782,547	(d)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	4,700,000	4,814,669
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	1,330,000	1,259,875
Toby & Leon Cooperman Sinai Residencesof Boca Raton Expansion, Refunding	4.000%	6/1/41	760,000	593,978
Toby & Leon Cooperman Sinai Residencesof Boca Raton Expansion, Series A	5.000%	6/1/55	970,000	813,876
Toby & Leon Cooperman Sinai Residencesof Boca Raton, Refunding	4.000%	6/1/36	1,520,000	1,293,051
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	645,000	6	* (f)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.250%	7/1/24	1,585,000	1,605,832
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	2,645,000	2,789,589

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	$1,140,000	$1,003,158
Tampa, FL, Sports Authority Revenue, Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	480,000	500,606
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,085,000	2,120,496
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.250%	5/1/54	1,500,000	1,507,400
Total Florida				175,726,070
Georgia — 1.5%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	760,000	786,372
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	1,140,000	1,093,711
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	5,315,000	4,931,249
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	3,640,000	3,687,557
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	420,000	432,449
Fulton County, GA, Development Authority Revenue:
Georgia Institute of Technology	5.000%	6/15/44	1,330,000	1,402,481
Wellstar Health System, Inc. Project, Series A	4.000%	4/1/50	2,465,000	2,216,567
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	835,000	900,694
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	760,000	815,578
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4 Project, Series A	5.000%	1/1/49	1,520,000	1,531,753
Plant Vogtle Units 3&4, Project J, Series A	4.000%	1/1/51	760,000	678,468

See Notes to Financial Statements.

14	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Plant Vogtle Units 3&4, Project J, Series A	5.000%	1/1/56	$1,520,000	$1,536,275
Plant Vogtle Units 3&4, Project M, Series A	4.000%	1/1/51	760,000	678,468
Plant Vogtle Units 3&4, Project M, Series A	5.000%	1/1/56	770,000	780,339
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	4,000,000	4,136,651
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	2,350,000	2,436,454
Project One Subordinated, Series A	5.000%	1/1/45	1,480,000	1,530,715
Project One, Series A	5.000%	1/1/50	1,710,000	1,750,768
Series EE, AMBAC	7.250%	1/1/24	380,000	384,567
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	7,590,000	7,798,642
Series A	5.000%	5/15/34	1,520,000	1,539,408
Series A	5.000%	5/15/43	1,480,000	1,488,237
Series C	5.000%	9/1/30	4,850,000	5,037,589	(a)(b)
Total Georgia				47,574,992
Guam — 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	5.000%	1/1/29	760,000	787,269
Series F, Refunding	4.000%	1/1/36	2,655,000	2,493,511
Total Guam				3,280,780
Illinois — 12.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/46	1,235,000	1,243,970
Series 2018	5.000%	4/1/38	910,000	928,722
Series 2018	5.000%	4/1/42	3,340,000	3,377,547
Series 2023	5.750%	4/1/48	1,500,000	1,627,446
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	605,000	615,998
Dedicated, Series A	5.000%	12/1/38	2,825,000	2,845,125
Dedicated, Series A	5.000%	12/1/43	3,500,000	3,499,730
Dedicated, Series G, Refunding	5.000%	12/1/34	605,000	616,480
Dedicated, Series G, Refunding	5.000%	12/1/44	1,330,000	1,299,405
Dedicated, Series H	5.000%	12/1/36	1,140,000	1,149,153
Dedicated, Series H	5.000%	12/1/46	3,010,000	2,914,009
Series A	5.000%	12/1/35	7,870,000	8,067,202
Series A	5.000%	12/1/39	4,700,000	4,714,267
Series A	5.000%	12/1/40	2,125,000	2,122,494

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series A	5.000%	12/1/41	$16,040,000	$15,924,249
Series B, Refunding	5.000%	12/1/36	1,935,000	1,970,174
Series C, Refunding	5.000%	12/1/24	150,000	151,424
Series C, Refunding	5.000%	12/1/25	1,820,000	1,856,540
Series D	5.000%	12/1/46	3,225,000	3,142,698
Chicago, IL, GO:
Series A	5.000%	1/1/44	13,035,000	13,167,965
Series A, Refunding	5.000%	1/1/27	3,035,000	3,145,205
Series A, Refunding	5.000%	1/1/28	8,920,000	9,334,549
Series A, Refunding	6.000%	1/1/38	5,655,000	5,962,420
Series C, Refunding	5.000%	1/1/25	1,080,000	1,093,358
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	1,710,000	1,760,831
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,140,000	1,157,433
Senior Lien, Series D	5.000%	1/1/47	7,305,000	7,421,222
Senior Lien, Series G	5.000%	1/1/47	1,250,000	1,258,378	(d)
Senior Lien, Series G	5.000%	1/1/52	1,155,000	1,159,912	(d)
Series A, Refunding	5.000%	1/1/34	6,215,000	6,258,546	(d)
Series C	5.000%	1/1/31	2,465,000	2,484,819	(d)
Series C	5.000%	1/1/32	2,525,000	2,542,196	(d)
Series C	5.000%	1/1/33	2,275,000	2,291,507	(d)
Series C	5.000%	1/1/34	2,125,000	2,139,889	(d)
Series C	5.000%	1/1/35	380,000	382,287	(d)
Series C	5.000%	1/1/46	5,315,000	5,316,443	(d)
Series D, Refunding	5.000%	1/1/46	760,000	762,038
TrIPS Obligated Group	5.000%	7/1/48	2,920,000	2,807,477	(d)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	3,340,000	3,360,711
Second Lien, Series A, Refunding	5.000%	12/1/45	1,430,000	1,475,288
Second Lien, Series A, Refunding	4.000%	12/1/49	3,260,000	2,917,530
Second Lien, Series A, Refunding	4.000%	12/1/55	2,125,000	1,856,768
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	4,555,000	4,473,256
Second Lien, Series A, AGM	5.250%	1/1/53	4,250,000	4,531,694
Second Lien, Series A, AGM	5.250%	1/1/58	6,365,000	6,771,211
Second Lien, Series A, Refunding	5.000%	1/1/47	1,215,000	1,226,341

See Notes to Financial Statements.

16	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Second Lien, Series B, Refunding	5.000%	1/1/36	$3,055,000	$3,126,666
Second Lien, Series B, Refunding	5.000%	1/1/38	760,000	771,019
Second Lien, Series C, Refunding	5.000%	1/1/39	1,520,000	1,527,870
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/39	8,985,000	9,039,733
Second Lien, Series 2017, Refunding	5.000%	11/1/29	760,000	802,024
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	760,000	798,107
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/34	4,555,000	4,775,774
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/37	1,565,000	1,620,051
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	4.000%	11/15/40	2,085,000	2,022,183
Series A, Refunding	4.000%	11/15/41	2,845,000	2,747,920
Elk Grove Village, IL, GO:
Cook and DuPage Counties	5.000%	1/1/34	1,025,000	1,085,313
Cook and DuPage Counties, Refunding	5.000%	1/1/36	985,000	1,037,016
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	5.000%	10/1/31	760,000	757,274
Benedictine University, Refunding	4.000%	10/1/33	545,000	495,305
Northshore University Healthsystem, Series A	5.000%	8/15/35	1,520,000	1,662,441
Northshore University Healthsystem, Series A	4.000%	8/15/39	2,920,000	2,863,427
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	1,270,000	1,235,664
OSF Healthcare System, Series A	4.000%	5/15/50	4,180,000	3,590,977
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	760,000	770,469
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	910,000	917,640
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	760,000	764,852
University of Illinois, Health Services Facilities Lease Revenue Bonds	4.000%	10/1/50	1,710,000	1,428,524
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	1,520,000	1,433,852

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	$380,000	$354,671
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	1,520,000	1,547,979
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	1,520,000	1,548,478
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	950,000	980,195
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	1,860,000	1,932,150
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	4,555,000	4,830,689
Series A	5.000%	1/1/42	17,075,000	17,721,188
Illinois State University Revenue:
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/31	570,000	608,890
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/33	380,000	405,909
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/36	570,000	603,471
Illinois State, GO:
Series 2014	5.250%	2/1/32	4,195,000	4,210,759
Series 2016	5.000%	1/1/33	1,900,000	1,936,757
Series 2016	5.000%	11/1/33	1,405,000	1,439,142
Series 2016, Refunding	5.000%	2/1/27	18,480,000	19,271,038
Series 2016, Refunding	5.000%	2/1/29	985,000	1,026,509
Series A	5.000%	3/1/34	2,000,000	2,148,912
Series A	5.000%	5/1/39	2,275,000	2,328,677
Series A	5.000%	3/1/46	7,855,000	8,063,419
Series A, Refunding	5.000%	10/1/30	3,680,000	3,915,268
Series D	5.000%	11/1/27	29,275,000	30,818,583
Series D	5.000%	11/1/28	5,700,000	5,992,181
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	760,000	763,415
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	9,680,000	8,895,832
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	14,600,000	12,569,955

See Notes to Financial Statements.

18	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	$24,000,000	$24,073,085
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	6,890,000	6,409,163
Series A, Refunding, NATL	6.000%	7/1/29	19,585,000	21,748,635
Total Illinois				386,544,958
Indiana — 1.5%
Ball State University, IN, Board of Student Fee Bonds, Series S	4.000%	7/1/36	1,365,000	1,362,001
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	3,795,000	3,382,147
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,680,000	3,674,123
Indiana State Finance Authority Wastewater Utility Revenue:
CWA Authority Project, Series A, Refunding	5.000%	10/1/41	1,155,000	1,203,037	(c)
CWA Authority Project, Series A, Refunding	5.000%	10/1/42	1,350,000	1,402,585	(c)
CWA Authority Project, Series A, Refunding	5.000%	10/1/43	1,550,000	1,607,093	(c)
CWA Authority Project, Series A, Refunding	5.000%	10/1/44	1,400,000	1,447,230	(c)
Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	7,760,000	7,971,263
Indiana State Finance Authority Water Utility Revenue:
Citizens Energy Group Project, Series A, Refunding	5.000%	10/1/34	3,350,000	3,863,990
Citizens Energy Group Project, Series A, Refunding	5.000%	10/1/35	3,000,000	3,417,961
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Series A	5.000%	1/1/28	11,090,000	11,624,470	(d)
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	1,900,000	1,936,812
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	3,795,000	3,830,864	(d)
Total Indiana				46,723,576

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Iowa — 0.6%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	$15,180,000	$15,267,919	(a)(b)
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	2,290,000	2,061,424
Total Iowa				17,329,343
Kansas — 0.3%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	3,305,000	3,353,461
Series 3	5.000%	2/1/44	2,275,000	2,305,868
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	1,520,000	1,542,403
Improvement, Series A	5.000%	9/1/45	2,275,000	2,295,996
Total Kansas				9,497,728
Kentucky — 2.3%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	2,960,000	3,044,807
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	21,440,000	21,257,097	(a)(b)
Series C	4.000%	6/1/25	34,460,000	34,483,095	(a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	4,365,000	4,110,507	(a)(b)
Norton Healthcare Inc., Series A	5.000%	10/1/37	1,595,000	1,645,169
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,140,000	1,171,798
Norton Healthcare Inc., Series A	4.000%	10/1/39	760,000	711,600
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/25	1,710,000	1,718,980
Series B, Refunding	5.000%	1/1/26	910,000	940,553
Series B, Refunding	5.000%	1/1/27	2,275,000	2,386,424
Total Kentucky				71,470,030

See Notes to Financial Statements.

20	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Louisiana — 0.7%
Lafayette Parish, LA, School Board Sales Tax Revenue:
Series 2023	4.000%	4/1/48	$2,400,000	$2,273,748
Series 2023	4.000%	4/1/53	2,850,000	2,660,091
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	3,605,000	3,613,865
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	1,775,000	1,865,280
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	6,540,000	6,161,850	(a)(b)
Marathon Oil Corp. Project, Series B-1, Refunding	2.125%	7/1/24	2,355,000	2,313,990	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	3,775,000	3,574,072	(a)(b)
Total Louisiana				22,462,896
Maryland — 0.4%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/49	4,365,000	4,170,429
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	760,000	792,409
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	1,520,000	1,574,283
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/35	1,580,000	1,631,680
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/43	760,000	769,923
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	5,235,000	5,020,802
Total Maryland				13,959,526
Massachusetts — 1.6%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	1,140,000	1,157,261
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	4,500,000	4,608,055

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Boston University, Series BB1	5.000%	10/1/46	$3,795,000	$3,887,295
Foxborough Regional Charter, Refunding	5.000%	7/1/42	1,820,000	1,716,046
Milford Regional Medical Center, Series F	5.750%	7/15/43	1,140,000	1,069,973
Seven Hills Foundation, Refunding	4.000%	9/1/48	1,045,000	868,146
UMass Boston Student Housing Project	5.000%	10/1/48	3,075,000	2,976,708
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,465,000	1,425,439
WGBH Educational Foundation, Refunding	5.000%	1/1/40	1,670,000	1,718,661
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	6,735,000	7,011,262
Massachusetts State Municipal Wholesale Electric Co. Revenue, Series A	4.000%	7/1/46	1,520,000	1,447,031
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/34	3,165,000	3,394,736	(d)
Series A	5.000%	7/1/35	3,155,000	3,362,411	(d)
Series A, Refunding	5.000%	7/1/36	530,000	560,786	(d)
Series E	5.000%	7/1/46	5,505,000	5,690,707	(d)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	8,540,000	8,438,776
Total Massachusetts				49,333,293
Michigan — 1.5%
Detroit, MI, Downtown Development Authority Revenue:
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	1,215,000	1,217,469
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	3,035,000	3,040,926
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	13,430,000	13,538,509
Senior Lien, Series C, Refunding	5.000%	7/1/35	2,050,000	2,132,938
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	3,110,000	3,115,577
Henry Ford Health System, Refunding	5.000%	11/15/41	1,635,000	1,656,579
Henry Ford Health System, Series A	4.000%	11/15/50	2,465,000	2,206,918
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-1, Refunding	5.000%	7/1/34	760,000	776,345

See Notes to Financial Statements.

22	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	$1,175,000	$1,199,715
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	910,000	925,405
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	1,700,000	1,749,279
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	10,245,000	9,970,487	(a)(b)(d)
I-75 Improvement Project	5.000%	12/31/43	5,845,000	5,872,940	(d)
Total Michigan				47,403,087
Missouri — 0.2%
Cape Girardeau County, MO, IDA, Health Facilities Revenue, Series 2021	4.000%	3/1/46	760,000	652,265
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	3,415,000	3,559,937	(d)
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	2,125,000	2,031,292
Total Missouri				6,243,494
Nebraska — 0.4%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	795,000	769,728
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	910,000	852,112
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	760,000	675,172
Nebraska State Public Power District Revenue, Series D	5.000%	1/1/46	3,035,000	3,081,048
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	5,890,000	5,582,797
Total Nebraska				10,960,857
Nevada — 0.5%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	15,180,000	15,773,763

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Hampshire — 0.2%
National Finance Authority, NH, Solid Waste Disposal Revenue:
Waste Management, Inc. Project, Series A	2.150%	7/1/24	$3,035,000	$2,985,390	(a)(b)(d)
Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	1,900,000	1,868,943	(a)(b)(d)
Total New Hampshire				4,854,333
New Jersey — 5.7%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, GTD, AGM	5.000%	9/1/42	1,710,000	1,773,740
Series A, Refunding, GTD, BAM	5.000%	9/1/39	3,035,000	3,103,364
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,900,000	1,902,568	(d)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,140,000	1,142,466	(d)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	760,000	761,142	(d)
School Facilities Construction, Series QQQ	4.000%	6/15/46	1,900,000	1,809,301
School Facilities Construction, Series QQQ, State Appropriations	4.000%	6/15/50	1,520,000	1,426,868
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/36	1,000,000	1,083,427	(c)
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	9,865,000	10,227,395	(g)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	760,000	777,660	(d)
Transit Transportation Project, Series A	5.000%	11/1/32	1,780,000	1,927,411
Transit Transportation Project, Series A	5.000%	11/1/34	4,175,000	4,501,188
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	4,895,000	5,165,815
State House Project, Series B	5.000%	6/15/43	2,555,000	2,632,219
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	5,695,000	5,768,945	(d)
Continental Airlines Inc. Project	5.625%	11/15/30	1,405,000	1,423,243	(d)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	1,520,000	1,529,393	(d)
United Airlines Project	5.500%	6/1/33	3,795,000	3,835,537	(d)

See Notes to Financial Statements.

24	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State EFA Revenue, Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	$2,655,000	$2,669,205
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,330,000	1,386,503
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	325,000	337,421
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	5,315,000	5,403,917
University Hospital, Series A, Refunding, AGM	5.000%	7/1/46	3,795,000	3,805,015
New Jersey State Institute of Technology, GO, Series A	5.000%	7/1/45	13,285,000	13,445,196
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	4.000%	6/15/37	2,730,000	2,732,694
Transportation Program, Series AA	5.000%	6/15/38	2,430,000	2,540,889
Transportation Program, Series AA	5.250%	6/15/41	10,100,000	10,285,410
Transportation Program, Series AA	5.250%	6/15/43	12,070,000	12,604,610
Transportation Program, Series AA	5.000%	6/15/45	3,295,000	3,316,622
Transportation Program, Series AA	4.000%	6/15/50	7,400,000	6,815,196
Transportation Program, Series AA, Refunding	5.000%	6/15/36	3,415,000	3,729,151
Transportation Program, Series AA, Refunding	5.000%	6/15/39	4,000,000	4,304,068
Transportation Program, Series BB	4.000%	6/15/36	5,880,000	5,918,944
Transportation Program, Series BB	4.000%	6/15/38	645,000	639,269
Transportation Program, Series BB	5.000%	6/15/44	6,830,000	7,042,833
Transportation Program, Series BB	5.000%	6/15/50	3,795,000	3,889,993
Transportation Program, Series CC	5.500%	6/15/50	2,000,000	2,180,123
Transportation System, Series A	4.000%	6/15/38	3,035,000	3,008,034
Transportation System, Series A, Refunding	4.250%	6/15/40	4,400,000	4,414,566
New Jersey State Turnpike Authority Revenue:
Series A	5.000%	1/1/48	3,795,000	3,968,654
Series G, Refunding	5.000%	1/1/36	16,905,000	17,978,062
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	1,715,000	1,771,438
Total New Jersey				174,979,495

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — 14.2%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	$1,450,000	$1,453,864	(e)
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	4,555,000	4,803,690
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	5,695,000	5,877,491
MTA, NY, Transportation Revenue:
Green Bonds, Series A	5.000%	11/15/24	1,105,000	1,121,823
Green Bonds, Series A	5.000%	11/15/51	1,520,000	1,523,240
Green Bonds, Series C-1	5.250%	11/15/55	1,900,000	1,954,861
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	2,465,000	2,374,878
Green Bonds, Series C-2A, Refunding	4.000%	11/15/38	1,140,000	1,091,191
Green Bonds, Series E	5.000%	11/15/29	2,275,000	2,431,839
Green Bonds, Series E	5.000%	11/15/33	1,710,000	1,852,328
Green Bonds, Series E, Refunding	4.000%	11/15/45	6,450,000	5,906,624
Green Bonds, Series F	5.000%	11/15/24	1,030,000	1,045,681
Series A-2	5.000%	5/15/30	6,905,000	7,334,851	(a)(b)
New York City, NY, GO:
Series A	5.000%	8/1/51	2,500,000	2,646,991
Series A	4.125%	8/1/53	5,000,000	4,732,274
Subseries A-1	5.000%	8/1/39	3,555,000	3,755,538
Subseries A-1	4.000%	8/1/40	4,555,000	4,457,466
Subseries A-1	5.000%	8/1/47	6,415,000	6,758,193
Subseries B-1	5.000%	10/1/42	2,180,000	2,282,080
Subseries D-1	5.000%	3/1/43	1,000,000	1,052,832
New York City, NY, HDC, Impact Revenue, Sustainable Development Bonds, Series A	4.800%	2/1/53	4,000,000	4,014,727
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	1,935,000	1,745,888
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	3,985,000	3,723,177
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	17,460,000	16,472,223
Second General Resolution, Series CC	5.000%	6/15/48	6,400,000	6,581,283
New York City, NY, TFA Future Tax Secured Revenue:
Series A-1	4.000%	5/1/45	2,000,000	1,923,707

See Notes to Financial Statements.

26	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Series A-1	5.000%	5/1/47	$7,000,000	$7,441,974
Series A-1	5.000%	5/1/48	10,000,000	10,621,095
Series A-1	4.000%	5/1/53	12,000,000	11,215,873
Series B-1	4.000%	11/1/41	3,500,000	3,442,699
Series C-1	4.000%	5/1/45	2,655,000	2,552,520
Subordinated, Series B-1	4.000%	8/1/45	5,935,000	5,705,867
Subordinated, Series B-1	5.000%	8/1/45	2,550,000	2,630,507
Subseries F-1	5.000%	5/1/42	8,000,000	8,252,690
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Subseries A-1	5.000%	5/1/53	15,250,000	16,122,027
New York State Dormitory Authority Revenue:
Non-State Supported Debt School District Program, Series A, AGM	5.000%	10/1/30	10,000	10,954	(g)
Non-State Supported Debt School District Program, Series A, AGM	5.000%	10/1/32	5,000	5,477	(g)
Non-State Supported Debt School District Program, Series A, AGM	5.000%	10/1/34	5,000	5,477	(g)
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	6,750,000	6,254,254
Non-State Supported Debt, School District, Series A, AGM	5.000%	10/1/29	5,000	5,477	(g)
Series A, Bidding Group 3	5.000%	3/15/43	7,590,000	7,902,873
Series B, Refunding	5.000%	2/15/43	10,000	10,741	(g)
Series E, Refunding	5.000%	3/15/34	18,975,000	19,499,885
New York State Dormitory Authority, Income Tax Revenue, Series B, Refunding	5.000%	2/15/41	7,050,000	7,347,000
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	1,555,000	1,623,528
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	6,500,000	6,784,833
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	12,815,000	12,638,571
New York State Liberty Development Corp. Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	7,180,000	6,871,901	(e)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	8,690,000	8,837,891

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Junior Indebtedness Obligations, Junior Lien, Series B	4.000%	1/1/45	$4,615,000	$4,304,238
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,365,000	1,405,208	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	11,055,000	11,393,915	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	815,000	839,199	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	4,365,000	4,116,549	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,640,000	1,647,157	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	16,120,000	16,122,944	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	22,380,000	22,309,037	(d)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/37	2,230,000	2,344,994
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	4.000%	12/1/40	1,520,000	1,429,864
New York State Urban Development Corp. Revenue:
Personal Income Tax, Series C, Refunding	3.000%	3/15/48	4,680,000	3,518,579
State Personal Income Tax, Series C	4.000%	3/15/45	5,560,000	5,334,355
Port Authority of New York & New Jersey Revenue:
Consolidated Series 193, Refunding	5.000%	10/15/30	4,175,000	4,248,290	(d)
Consolidated Series 194, Refunding	5.000%	10/15/34	7,590,000	7,830,248
Consolidated Series 194, Refunding	5.000%	10/15/41	24,025,000	24,554,105
Consolidated Series 198, Refunding	5.000%	11/15/46	3,795,000	3,859,695
Consolidated Series 221	4.000%	7/15/50	10,345,000	9,398,471	(d)
Consolidated Series 221	4.000%	7/15/55	4,495,000	4,005,679	(d)
Consolidated Series 226, Refunding	5.000%	10/15/40	2,275,000	2,410,529	(d)
Consolidated Series 226, Refunding	5.000%	10/15/41	1,330,000	1,404,478	(d)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	28,325,000	29,669,727
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	3,750,000	3,931,330

See Notes to Financial Statements.

28	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/56	$3,275,000	$3,014,959
General-MTA Bridges & Tunnels, Series C-2	5.000%	11/15/42	7,810,000	8,132,909
Senior Lien-MTA Bridges & Tunnels, Series C-1A	5.000%	5/15/51	14,955,000	15,770,499
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	760,000	802,677
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/39	1,950,000	2,025,660
Total New York				440,528,149
North Carolina — 0.8%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	4.000%	7/1/44	1,250,000	1,196,565
Charlotte Douglas International Airport	4.000%	7/1/44	1,740,000	1,629,204	(d)
Charlotte Douglas International Airport	5.000%	7/1/49	1,770,000	1,802,360	(d)
Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	5,695,000	5,910,900
Charlotte, NC, Lease Revenue, COP:
Convention Facility Project, Series A, Refunding	5.000%	6/1/46	2,655,000	2,785,205
Convention Facility Project, Series A, Refunding	4.000%	6/1/49	340,000	325,894
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	945,000	955,836
Series A, Refunding	5.000%	7/1/47	2,085,000	2,100,820
Series A, Refunding	5.000%	7/1/51	6,410,000	6,453,871
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/32	835,000	871,284
Total North Carolina				24,031,939
North Dakota — 0.3%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	11,710,000	8,379,934
Ohio — 1.8%
Allen County, OH, Hospital Facilities Authority Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/40	1,920,000	1,829,919

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
American Municipal Power Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/35	$2,655,000	$2,924,231
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/36	1,520,000	1,514,730
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	1,900,000	1,845,405
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	2,280,000	2,230,990
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	760,000	736,288
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	8,060,000	7,378,737
Franklin County, OH, Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	3,795,000	3,853,626
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, Refunding, FHA	6.600%	8/1/25	95,000	95,291
Indian Creek, OH, Local School District, GO, Series A, SD Credit Program	5.000%	11/1/45	1,000,000	1,042,323
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	1,140,000	981,892	(a)(b)(d)
American Electric Co. Project, Series D, Refunding	2.100%	10/1/24	18,785,000	18,216,278	(a)(b)(d)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	4,130,000	3,725,844	(d)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,985,000	3,962,894	(a)(b)(d)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	415,000	438,895
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	760,000	794,861
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E	4.000%	1/15/37	1,520,000	1,485,422
University Hospitals Health Systems Inc., Series E, Refunding	4.000%	1/15/41	1,005,000	936,047

See Notes to Financial Statements.

30	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	$1,785,000	$1,785,445	(d)
Portsmouth Bypass Project	5.000%	6/30/53	1,250,000	1,212,548	(d)
Total Ohio				56,991,666
Oregon — 0.4%
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,275,000	2,327,934
Oregon State Business Development Commission Revenue, Intel Corp. Project, Series 232	3.800%	6/15/28	9,150,000	9,139,185	(a)(b)
Portland, OR, International Airport Revenue, Series C, Refunding	5.000%	7/1/28	835,000	884,266	(d)
Total Oregon				12,351,385
Pennsylvania — 4.7%
Allegheny County, PA, HDA Revenue:
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	3,415,000	3,262,048
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	4,175,000	3,953,832
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AGM	4.250%	12/1/47	1,900,000	1,845,825
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	1,520,000	1,613,484
Series 2018	5.000%	6/1/32	1,330,000	1,411,163
Series 2018	5.000%	6/1/34	760,000	805,187
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries	5.000%	1/1/38	740,000	755,276	(g)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/38	3,080,000	3,143,580	(g)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/38	3,770,000	3,769,722
Penn State Health	4.000%	11/1/35	760,000	750,963
Penn State Health	4.000%	11/1/37	1,520,000	1,424,745
Dauphin County, PA, IDA Revenue, Dauphin Consolidated Water Supply, Series A	6.900%	6/1/24	1,820,000	1,860,868	(d)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	$2,050,000	$2,109,171	(g)
Erie City, Erie County, PA, Water Authority, Water Revenue, Refunding	5.000%	12/1/43	1,520,000	1,609,469	(g)
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	3,585,000	3,240,860
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	11,385,000	11,664,624
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Series A, Refunding	5.000%	7/1/36	1,300,000	1,316,621
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,140,000	1,071,526
Pennsylvania State Economic Development Financing Authority Revenue:
Presbyterian Senior Living Project, Series B	5.250%	7/1/46	1,000,000	1,001,321
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	2,050,000	2,035,509
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	8,600,000	9,328,719	(d)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	22,300,000	22,670,002	(d)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	1,900,000	1,985,612
Series A-1	5.000%	12/1/42	1,900,000	1,965,135
Series A-1	5.000%	12/1/47	3,015,000	3,103,690
Series A-2, Refunding	5.000%	12/1/48	8,160,000	8,438,742
Series B	5.000%	12/1/45	4,000,000	4,169,177
Series B, Refunding	5.250%	12/1/44	1,150,000	1,252,764
Series B, Refunding	5.250%	12/1/52	3,000,000	3,226,861
Series C, Refunding	4.000%	12/1/51	2,275,000	2,070,828
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	1,520,000	1,531,601	(d)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	5,125,000	5,698,902
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	1,520,000	1,628,239

See Notes to Financial Statements.

32	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Series B	5.000%	2/1/37	$1,820,000	$1,938,985
Series B	5.000%	2/1/38	1,710,000	1,800,055
Philadelphia, PA, School District, GO:
Series A, State Aid Withholding	5.000%	9/1/30	2,055,000	2,099,850
Series A, State Aid Withholding	5.000%	9/1/35	910,000	924,280
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,795,000	3,946,741
Series A, Refunding	5.000%	11/1/45	2,950,000	3,072,143
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	2,655,000	2,756,184
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	7,970,000	8,276,208
University of Pittsburgh - Of the Commonwealth System of Higher Education, Series 2019 (SIFMA Municipal Swap Index Yield + 0.360%)	4.420%	2/15/24	3,795,000	3,795,115	(b)
Total Pennsylvania				144,325,627
Puerto Rico — 4.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/25	315,000	317,213	(e)
Senior Lien, Series A, Refunding	5.000%	7/1/33	600,000	606,928	(e)
Senior Lien, Series A, Refunding	5.000%	7/1/33	10,625,000	10,756,230	(e)
Senior Lien, Series A, Refunding	5.000%	7/1/37	410,000	410,112	(e)
Senior Lien, Series A, Refunding	5.000%	7/1/37	10,895,000	10,872,695	(e)
Senior Lien, Series A, Refunding	4.000%	7/1/42	12,145,000	10,421,140	(e)
Senior Lien, Series A, Refunding	4.000%	7/1/47	2,450,000	2,024,639	(e)
Senior Lien, Series A, Refunding	5.000%	7/1/47	36,355,000	34,933,832	(e)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	1,434,000	923,137
Restructured, Series A	5.000%	7/1/62	1,535,000	1,513,894
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	26,713	25,743
CAB, Restructured, Series A-1	0.000%	7/1/33	256,303	156,167
Restructured, Series A-1	5.375%	7/1/25	221,811	226,031
Restructured, Series A-1	5.625%	7/1/27	219,802	229,244

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Restructured, Series A-1	5.625%	7/1/29	$216,236	$228,786
Restructured, Series A-1	5.750%	7/1/31	210,028	227,163
Restructured, Series A-1	4.000%	7/1/33	199,162	186,492
Restructured, Series A-1	4.000%	7/1/35	4,779,020	4,392,199
Restructured, Series A-1	4.000%	7/1/37	12,810,518	11,525,681
Restructured, Series A-1	4.000%	7/1/41	1,508,900	1,304,831
Restructured, Series A-1	4.000%	7/1/46	217,253	180,858
Subseries CW	0.000%	11/1/43	940,551	485,560	(b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	3,635,000	999,625	*(f)
Series A	5.000%	7/1/42	7,945,000	2,184,875	*(f)
Series A	5.050%	7/1/42	1,480,000	407,000	*(f)
Series CCC	—	7/1/21	25,000	6,813	*(h)
Series CCC	4.600%	7/1/24	10,000	2,750	*(f)
Series CCC	5.000%	7/1/24	760,000	209,000	*(f)
Series CCC	4.625%	7/1/25	25,000	6,875	*(f)
Series CCC	5.000%	7/1/28	475,000	130,625	*(f)
Series DDD, Refunding	—	7/1/19	15,000	4,088	*(h)
Series DDD, Refunding	—	7/1/21	330,000	89,925	*(h)
Series DDD, Refunding	—	7/1/21	2,695,000	734,387	*(h)
Series TT	—	7/1/17	25,000	6,812	*(h)
Series TT	5.000%	7/1/24	90,000	24,750	*(f)
Series TT	5.000%	7/1/37	2,985,000	820,875	*(f)
Series XX	5.250%	7/1/40	10,665,000	2,932,875	*(f)
Series ZZ, Refunding	—	7/1/23	610,000	166,225	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	4,625,000	3,958,936
CAB, Restructured, Series A-1	0.000%	7/1/46	16,775,000	4,672,311
Restructured, Series A-1	4.550%	7/1/40	918,000	895,073
Restructured, Series A-1	4.750%	7/1/53	17,117,000	16,046,838
Restructured, Series A-1	5.000%	7/1/58	7,008,000	6,800,602
Restructured, Series A-2	4.329%	7/1/40	5,658,000	5,372,868
Restructured, Series A-2	4.329%	7/1/40	759,000	719,946
Total Puerto Rico				139,142,649

See Notes to Financial Statements.

34	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Rhode Island — 0.1%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	$1,215,000	$1,228,941
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	3,035,000	2,979,775
Total Rhode Island				4,208,716
South Carolina — 0.4%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,820,000	5,408,426
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	570,000	587,578	(d)
Series 2018	5.000%	7/1/38	1,215,000	1,247,086	(d)
Series 2018	5.000%	7/1/43	3,035,000	3,080,822	(d)
Series 2018	5.000%	7/1/48	2,085,000	2,103,530	(d)
Total South Carolina				12,427,442
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,105,000	2,130,941
Tennessee — 2.0%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	10,000,000	9,495,459
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	4,745,000	4,640,014
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue:
Series A, AGM	5.250%	7/1/48	6,000,000	6,481,241
Series A, AGM	5.250%	7/1/53	1,900,000	2,039,171
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	1,520,000	1,577,122
Subordinated, Series B	5.000%	7/1/42	1,900,000	1,971,403
Subordinated, Series B, Refunding	5.000%	7/1/46	3,000,000	3,099,496
Metropolitan Nashville Airport Authority Revenue:
Subordinated, Series B	5.000%	7/1/27	1,365,000	1,421,616	(d)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — continued
Subordinated, Series B	5.000%	7/1/28	$2,125,000	$2,235,971	(d)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	25,235,000	24,948,388	(a)(b)
Series A	5.250%	9/1/24	3,825,000	3,858,678
Total Tennessee				61,768,559
Texas — 6.6%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	1,785,000	1,820,020
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	5,540,000	5,688,993
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	5,315,000	5,320,103	(d)
Series 2014	5.000%	11/15/44	6,450,000	6,472,313	(d)
Series 2019	5.000%	11/15/31	3,035,000	3,241,685	(d)
Series 2019	5.000%	11/15/36	3,615,000	3,783,627	(d)
Series 2022	5.000%	11/15/39	2,390,000	2,499,174	(d)
Series 2022	5.250%	11/15/47	3,035,000	3,181,991	(d)
Series 2022	5.000%	11/15/52	1,480,000	1,515,227	(d)
Series B	5.000%	11/15/44	2,655,000	2,722,608	(d)
Bexar County, TX, Hospital District, GO:
Certificates of Obligation	5.000%	2/15/40	2,350,000	2,543,333
Certificates of Obligation	5.000%	2/15/48	3,000,000	3,157,302
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	3,795,000	3,407,005
Central Texas Turnpike System Revenue,
Subordinated, Series C, Refunding	5.000%	8/15/42	11,385,000	11,385,000
Dallas, TX, Hotel Occupancy Tax Revenue:
Series 2021, Refunding	4.000%	8/15/36	1,975,000	1,854,825
Series 2021, Refunding	4.000%	8/15/38	1,500,000	1,360,371
Dallas, TX, Waterworks & Sewer System Revenue, Series 2017	5.000%	10/1/46	6,070,000	6,278,727
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	1,235,000	1,269,231
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step bond, Series B (0.000% to 10/1/23 then 5.450%)	0.000%	10/1/34	3,795,000	4,138,824
First Tier Toll Revenue, Series A	5.125%	10/1/43	1,520,000	1,521,631

See Notes to Financial Statements.

36	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	$3,795,000	$3,797,638	(d)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series 2021	4.000%	10/1/42	7,590,000	7,106,295
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	1,205,000	1,261,144	(i)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/27	3,035,000	3,085,912
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,875,000	4,611,624
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Terminal E Project, Series A	4.000%	7/1/41	3,795,000	3,358,436	(d)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	5,615,000	5,687,988	(d)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	3,795,000	3,357,868	(d)
Subordinated Lien, Series A, Refunding	4.000%	7/1/37	1,330,000	1,296,268	(d)
Subordinated Lien, Series A, Refunding	4.000%	7/1/38	1,520,000	1,463,054	(d)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	1,520,000	1,424,206	(d)
Subordinated Lien, Series A, Refunding	4.000%	7/1/46	2,935,000	2,647,992	(d)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	2,275,000	2,292,047
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	540,000	557,673	(d)
Series 2017	5.000%	11/1/36	540,000	552,105	(d)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/28	3,035,000	3,035,391	(d)
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A	2.600%	11/1/29	3,795,000	3,386,216
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	4,175,000	4,257,434

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Newark, TX, Higher Education Finance Corp., Education Revenue:
TLC Academy, Series A	4.000%	8/15/31	$880,000	$825,062
TLC Academy, Series A	4.000%	8/15/41	1,280,000	1,044,957
North Texas Tollway Authority Revenue:
Series A, Refunding	4.000%	1/1/39	3,795,000	3,603,789
Series B, Refunding	5.000%	1/1/45	8,350,000	8,383,276
Port Beaumont, TX, Navigation District Dockand Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	1,785,000	1,024,884	(d)(e)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Methodist Hospitals of Dallas	4.000%	10/1/41	1,520,000	1,429,656
Methodist Hospitals of Dallas	4.000%	10/1/47	3,150,000	2,876,888
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	20,280,000	21,001,510
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Segment 3C Project	5.000%	6/30/58	18,975,000	19,011,624	(d)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	6,830,000	6,797,676	(d)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	2,765,000	2,664,709
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	760,000	724,641
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/38	3,795,000	3,796,036
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	2,845,000	2,498,337
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	1,935,000	1,161,000	*(e)(f)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	645,000	32,250	*(f)
Total Texas				203,217,576

See Notes to Financial Statements.

38	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Utah — 1.2%
Salt Lake City, UT, Airport Revenue:
Salt Lake City International Airport, Series A	5.250%	7/1/48	$7,500,000	$7,893,523	(d)
Series A	5.000%	7/1/36	3,645,000	3,756,518	(d)
Series A	5.000%	7/1/37	2,655,000	2,723,096	(d)
Series A	5.250%	7/1/42	2,500,000	2,665,800	(d)
Series A	5.500%	7/1/53	6,000,000	6,397,870	(d)
Series B	5.000%	7/1/47	1,195,000	1,216,650
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,330,000	1,338,011
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	2,845,000	2,852,629
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	875,000	881,888
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	910,000	912,974
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/24	1,150,000	1,139,973
Series 2019	5.000%	10/15/25	845,000	849,136
Series 2019	4.000%	10/15/30	1,535,000	1,475,468
Series 2019	4.000%	10/15/34	760,000	705,537
Series 2019	4.000%	10/15/39	1,330,000	1,122,346
Series 2021	3.000%	10/15/45	760,000	488,605
Total Utah				36,420,024
Vermont — 0.1%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	1,900,000	1,962,350
Vermont State Educational & Health Buildings Financing Agency Revenue, Middlebury College Project	5.000%	11/1/45	2,000,000	2,155,848
Total Vermont				4,118,198
Virginia — 0.9%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	1,250,000	1,309,274
Virginia Hospital Center, Refunding	5.000%	7/1/27	760,000	798,977
Virginia Hospital Center, Refunding	5.000%	7/1/36	1,520,000	1,627,688
Virginia Hospital Center, Refunding	4.000%	7/1/38	645,000	628,605
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	4,820,000	4,870,180	(d)
Series B, Refunding	5.000%	7/1/45	7,385,000	7,438,513	(d)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	4.000%	1/1/48	$3,795,000	$3,283,444	(d)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	5,465,000	5,510,339	(d)
Series A	5.000%	1/1/33	1,265,000	1,332,544
Series A	5.000%	1/1/35	2,070,000	2,167,113
Total Virginia				28,966,677
Washington — 1.2%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/33	2,845,000	3,025,564	(d)
Series 2019	5.000%	4/1/34	3,035,000	3,226,235	(d)
Series 2019	4.000%	4/1/44	1,900,000	1,734,237	(d)
Series 2019	5.000%	4/1/44	3,035,000	3,104,853	(d)
Series B, Refunding	5.000%	8/1/39	2,500,000	2,619,963	(d)
Series B, Refunding	5.000%	8/1/40	5,500,000	5,739,866	(d)
Series C	5.000%	5/1/42	6,450,000	6,563,737	(d)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	3,500,000	3,575,054
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	570,000	507,469
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,700,000	1,743,139
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	3,915,000	4,002,886
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	2,465,000	1,863,134	(e)
Total Washington				37,706,137
Wisconsin — 0.9%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	9,110,000	9,205,846
Public Finance Authority, WI, Hospital Revenue Bonds:
Renown Regional Medical Center Project, Series A	5.000%	6/1/34	1,330,000	1,404,218
Renown Regional Medical Center Project, Series A	5.000%	6/1/38	1,900,000	1,941,749

See Notes to Financial Statements.

40	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — continued
Public Finance Authority, WI, Retirement Communities Revenue, Acts Retirement Life Communities, Inc., Series A	5.000%	11/15/41	$1,330,000	$1,273,199
Public Finance Authority, WI, Revenue, Cone Health, Series A	5.000%	10/1/52	5,450,000	5,553,838
Public Finance Authority, WI, Revenue Bonds, The Carmelite System, Inc. Obligated Group	5.000%	1/1/45	2,275,000	2,138,478
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A, Moral Obligations	5.000%	4/1/43	1,330,000	1,379,927
Wisconsin State HEFA Revenue, Bellin Memorial Hospital, Inc., Series B	5.250%	12/1/48	4,500,000	4,658,137
Total Wisconsin				27,555,392
Total Municipal Bonds (Cost — $3,124,600,000)				3,029,090,486
Municipal Bonds Deposited in Tender Option Bond Trusts (j) — 2.6%
New York — 2.6%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	17,015,000	18,386,375
Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	11,695,000	12,443,189
New York State Dormitory Authority, State Personal Income Tax Revenue:
General Purpose Bonds, Series A	4.000%	3/15/45	25,000,000	23,917,590
General Purpose Bonds, Series A, Refunding	4.000%	3/15/41	25,000,000	24,489,852
Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $80,693,344)				79,237,006
Total Investments before Short-Term Investments (Cost — $3,205,293,344)				3,108,327,492
Short-Term Investments — 0.4%
Municipal Bonds — 0.4%
Georgia — 0.0%††
Bartow County Development Authority, GA, Solid Waste Disposal Facility Revenue, Georgia Power Company Plant Bowen Project	4.200%	11/1/62	800,000	800,000	(d)(k)(l)
Missouri — 0.0%††
Missouri State HEFA Revenue, Educational Facilities, Saint Louis University, Series B-2, LOC - Wells Fargo Bank N.A.	3.750%	10/1/35	570,000	570,000	(k)(l)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — 0.1%
New Jersey State EDA Revenue, South Jersey Gas Co., Series 2006-1, Remarketing, LOC - JPMorgan Chase & Co.	3.900%	4/1/36	$600,000	$600,000	(d)(k)(l)
New Jersey State Health Care Facilities Financing Authority Revenue, Hospital Capital Asset Financing Program, Series B, Refunding, LOC - TD Bank N.A.	4.010%	7/1/35	200,000	200,000	(k)(l)
Total New Jersey				800,000
New York — 0.1%
Battery Park City Authority Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	4.000%	11/1/38	200,000	200,000	(k)(l)
New York City, NY, GO, Subseries I-4, Refunding, LOC - TD Bank N.A.	3.900%	4/1/36	700,000	700,000	(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	3.850%	6/15/33	1,150,000	1,150,000	(k)(l)
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA - Bank of America N.A.	3.920%	6/15/48	300,000	300,000	(k)(l)
Second General Resolution, Series DD-1, Refunding, SPA - TD Bank N.A.	3.900%	6/15/43	700,000	700,000	(k)(l)
New York City, NY, TFA, Future Tax Secured Revenue, Subseries A-4, Refunding, SPA - TD Bank N.A.	3.900%	11/1/29	400,000	400,000	(k)(l)
Total New York				3,450,000
Oregon — 0.0%††
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	4.200%	8/1/34	400,000	400,000	(k)(l)
Texas — 0.2%
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue:
ExxonMobil Corp., Series A, Refunding	3.800%	11/1/29	970,000	970,000	(k)(l)

See Notes to Financial Statements.

42	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
ExxonMobil Corp., Series B, Refunding	3.850%	11/1/29	$3,825,000	$3,825,000	(d)(k)(l)
ExxonMobil Corp., Subordinated, Series B-4, Refunding	3.850%	3/1/33	500,000	500,000	(d)(k)(l)
Total Texas				5,295,000
Total Short-Term Investments (Cost — $11,315,000)				11,315,000
Total Investments — 100.8% (Cost — $3,216,608,344)				3,119,642,492
TOB Floating Rate Notes — (1.4)%				(44,135,000)
Other Assets in Excess of Other Liabilities — 0.6%				20,532,297
Total Net Assets — 100.0%				$3,096,039,789

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	The coupon payment on this security is currently in default as of August 31, 2023.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)	The maturity principal is currently in default as of August 31, 2023.

(i)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).

(k)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset Managed Municipals Fund

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

CWA	— Clean Water Act

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDC	— Economic Development Corporation

EDR	— Economic Development Revenue

EFA	— Educational Facilities Authority

FHA	— Federal Housing Administration — Insured Bonds

GO	— General Obligation

GTD	— Guaranteed

HDA	— Housing Development Authority

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

HFC	— Housing Finance Commission

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCFA	— Pollution Control Financing Authority

PCR	— Pollution Control Revenue

PEA	— Public Energy Authority

PFA	— Public Facilities Authority

PSF	— Permanent School Fund

SD	— School District

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

USD	—Unified School District

See Notes to Financial Statements.

44	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2023

Assets:
Investments, at value (Cost — $3,216,608,344)	$3,119,642,492
Cash	1,328
Interest receivable	35,014,703
Receivable for Fund shares sold	3,017,517
Receivable for securities sold	2,552,918
Prepaid expenses	43,942
Total Assets	3,160,272,900

Liabilities:
TOB Floating Rate Notes (Note 1)	44,135,000
Payable for securities purchased	10,540,496
Payable for Fund shares repurchased	6,429,773
Investment management fee payable	1,002,517
Distributions payable	819,397
Interest expense payable	606,553
Service and/or distribution fees payable	284,321
Trustees’ fees payable	9,266
Accrued expenses	405,788
Total Liabilities	64,233,111
Total Net Assets	$3,096,039,789

Net Assets:
Par value (Note 7)	$2,113
Paid-in capital in excess of par value	3,314,264,202
Total distributable earnings (loss)	(218,226,526)
Total Net Assets	$3,096,039,789

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	45

Statement of assets and liabilities (unaudited) (cont’d)

August 31, 2023

Net Assets:
Class 1	$13,070,485
Class A	$1,995,271,515
Class C	$48,978,299
Class I	$745,882,796
Class IS	$292,836,694

Shares Outstanding:
Class 1	895,322
Class A	136,230,341
Class C	3,340,912
Class I	50,846,433
Class IS	19,965,291

Net Asset Value:
Class 1 (and redemption price)	$14.60
Class A (and redemption price)	$14.65
Class C*	$14.66
Class I (and redemption price)	$14.67
Class IS (and redemption price)	$14.67
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$15.22

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

46	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2023

Investment Income:
Interest	$62,437,925

Expenses:
Investment management fee (Note 2)	6,264,924
Service and/or distribution fees (Notes 2 and 5)	1,729,671
Transfer agent fees (Note 5)	1,055,654
Interest expense (Note 1)	849,125
Registration fees	156,753
Legal fees	49,934
Fund accounting fees	49,085
Audit and tax fees	38,577
Trustees’ fees	31,255
Shareholder reports	16,502
Commitment fees (Note 8)	14,106
Insurance	10,560
Custody fees	4,876
Miscellaneous expenses	11,054
Total Expenses	10,282,076
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(278,881)
Net Expenses	10,003,195
Net Investment Income	52,434,730

Realized and Unrealized Loss on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(4,300,176)
Change in Net Unrealized Appreciation (Depreciation) From Investments	(7,987,167)
Net Loss on Investments	(12,287,343)
Increase in Net Assets From Operations	$40,147,387

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	47

Statements of changes in net assets

For the Six Months Ended August 31, 2023 (unaudited) and the Year Ended February 28, 2023	August 31	February 28

Operations:
Net investment income	$52,434,730	$103,456,088
Net realized loss	(4,300,176)	(92,654,047)
Change in net unrealized appreciation (depreciation)	(7,987,167)	(295,747,319)
Increase (Decrease) in Net Assets From Operations	40,147,387	(284,945,278)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(51,923,968)	(102,742,015)
Decrease in Net Assets From Distributions to Shareholders	(51,923,968)	(102,742,015)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	330,258,631	1,474,450,154
Reinvestment of distributions	46,921,019	92,617,813
Cost of shares repurchased	(345,634,192)	(1,827,319,359)
Shares redeemed in-kind (Note 9)	—	(1,069,484,120)
Increase (Decrease) in Net Assets From Fund Share Transactions	31,545,458	(1,329,735,512)
Increase (Decrease) in Net Assets	19,768,877	(1,717,422,805)

Net Assets:
Beginning of period	3,076,270,912	4,793,693,717
End of period	$3,096,039,789	$3,076,270,912

See Notes to Financial Statements.

48	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class 1 Shares[1]	2023[2]	2023	2022	2021	2020[3]	2019

Net asset value, beginning of period	$14.65	$16.08	$16.42	$16.84	$15.84	$15.97

Income (loss) from operations:
Net investment income	0.25	0.46	0.42	0.48	0.54	0.63
Net realized and unrealized gain (loss)	(0.05)	(1.43)	(0.34)	(0.43)	1.00	(0.13)
Total income (loss) from operations	0.20	(0.97)	0.08	0.05	1.54	0.50

Less distributions from:
Net investment income	(0.25)	(0.46)	(0.42)	(0.47)	(0.54)	(0.63)
Total distributions	(0.25)	(0.46)	(0.42)	(0.47)	(0.54)	(0.63)

Net asset value, end of period	$14.60	$14.65	$16.08	$16.42	$16.84	$15.84
Total return[4]	1.37%	(6.04)%	0.44%	0.40%	9.88%	3.19%

Net assets, end of period (000s)	$13,070	$13,750	$16,397	$17,842	$19,140	$18,670

Ratios to average net assets:
Gross expenses	0.57%[5]	0.54%	0.50%	0.51%	0.53%	0.56%
Net expenses[6]	0.57 [5,7]	0.53 [7]	0.50	0.51 [7]	0.52 [7]	0.56
Net investment income	3.42 [5]	3.08	2.55	2.95	3.34	3.98

Portfolio turnover rate	6%	33%[8]	11%	27%	31%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2023 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	49

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2023[2]	2023	2022	2021	2020[3]	2019

Net asset value, beginning of period	$14.70	$16.14	$16.48	$16.89	$15.89	$16.03

Income (loss) from operations:
Net investment income	0.25	0.43	0.40	0.46	0.52	0.61
Net realized and unrealized gain (loss)	(0.06)	(1.43)	(0.34)	(0.42)	1.00	(0.14)
Total income (loss) from operations	0.19	(1.00)	0.06	0.04	1.52	0.47

Less distributions from:
Net investment income	(0.24)	(0.44)	(0.40)	(0.45)	(0.52)	(0.61)
Total distributions	(0.24)	(0.44)	(0.40)	(0.45)	(0.52)	(0.61)

Net asset value, end of period	$14.65	$14.70	$16.14	$16.48	$16.89	$15.89
Total return[4]	1.31%	(6.21)%	0.32%	0.28%	9.78%	2.99%

Net assets, end of period (millions)	$1,995	$2,042	$3,447	$3,271	$3,618	$2,991

Ratios to average net assets:
Gross expenses	0.70%[5]	0.68%	0.63%	0.64%	0.66%	0.70%
Net expenses[6,7]	0.69 [5]	0.67	0.63	0.64	0.66	0.70
Net investment income	3.29 [5]	2.88	2.41	2.82	3.18	3.86

Portfolio turnover rate	6%	33%[8]	11%	27%	31%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2023 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.77%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

50	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2023[2]	2023	2022	2021	2020[3]	2019

Net asset value, beginning of period	$14.71	$16.15	$16.49	$16.91	$15.90	$16.04

Income (loss) from operations:
Net investment income	0.20	0.36	0.31	0.37	0.45	0.53
Net realized and unrealized gain (loss)	(0.05)	(1.44)	(0.34)	(0.43)	0.99	(0.15)
Total income (loss) from operations	0.15	(1.08)	(0.03)	(0.06)	1.44	0.38

Less distributions from:
Net investment income	(0.20)	(0.36)	(0.31)	(0.36)	(0.43)	(0.52)
Total distributions	(0.20)	(0.36)	(0.31)	(0.36)	(0.43)	(0.52)

Net asset value, end of period	$14.66	$14.71	$16.15	$16.49	$16.91	$15.90
Total return[4]	1.02%	(6.71)%	(0.24)%	(0.27)%	9.17%	2.43%

Net assets, end of period (000s)	$48,978	$58,420	$98,239	$140,793	$257,441	$478,072

Ratios to average net assets:
Gross expenses	1.26%[5]	1.22%	1.19%	1.19%	1.22%	1.25%
Net expenses[6]	1.26 [5,7]	1.21 [7]	1.19 [7]	1.19 [7]	1.22 [7]	1.25
Net investment income	2.73 [5]	2.36	1.86	2.28	2.72	3.29

Portfolio turnover rate	6%	33%[8]	11%	27%	31%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2023 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.32%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	51

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2023[2]	2023	2022	2021	2020[3]	2019

Net asset value, beginning of period	$14.72	$16.16	$16.50	$16.92	$15.92	$16.05

Income (loss) from operations:
Net investment income	0.26	0.47	0.43	0.49	0.55	0.64
Net realized and unrealized gain (loss)	(0.05)	(1.44)	(0.34)	(0.43)	1.00	(0.14)
Total income (loss) from operations	0.21	(0.97)	0.09	0.06	1.55	0.50

Less distributions from:
Net investment income	(0.26)	(0.47)	(0.43)	(0.48)	(0.55)	(0.63)
Total distributions	(0.26)	(0.47)	(0.43)	(0.48)	(0.55)	(0.63)

Net asset value, end of period	$14.67	$14.72	$16.16	$16.50	$16.92	$15.92
Total return[4]	1.40%	(6.01)%	0.49%	0.47%	9.88%	3.21%

Net assets, end of period (millions)	$746	$717	$1,114	$1,062	$1,172	$1,043

Ratios to average net assets:
Gross expenses	0.56%[5]	0.52%	0.50%	0.50%	0.52%	0.55%
Net expenses[6]	0.50 [5,7]	0.47 [7]	0.46 [7]	0.45 [7]	0.49 [7]	0.55
Net investment income	3.48 [5]	3.11	2.59	3.01	3.36	3.99

Portfolio turnover rate	6%	33%[8]	11%	27%	31%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2023 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.60%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

52	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2023[2]	2023	2022	2021	2020[3]	2019[4]

Net asset value, beginning of period	$14.72	$16.16	$16.50	$16.92	$15.92	$16.04

Income (loss) from operations:
Net investment income	0.26	0.48	0.43	0.49	0.55	0.62
Net realized and unrealized gain (loss)	(0.05)	(1.45)	(0.33)	(0.42)	1.01	(0.13)
Total income (loss) from operations	0.21	(0.97)	0.10	0.07	1.56	0.49

Less distributions from:
Net investment income	(0.26)	(0.47)	(0.44)	(0.49)	(0.56)	(0.61)
Total distributions	(0.26)	(0.47)	(0.44)	(0.49)	(0.56)	(0.61)

Net asset value, end of period	$14.67	$14.72	$16.16	$16.50	$16.92	$15.92
Total return[5]	1.42%	(5.98)%	0.53%	0.50%	9.94%	3.15%

Net assets, end of period (millions)	$293	$245,287	$117,624	$66,125	$61,135	$25,441

Ratios to average net assets:
Gross expenses	0.48%[6]	0.45%	0.42%[7]	0.42%	0.45%	0.48%[6]
Net expenses[8]	0.47 [6,9]	0.44 [9]	0.42 [7]	0.42 [9]	0.44 [9]	0.48 [6]
Net investment income	3.51 [6]	3.25	2.61	3.03	3.34	4.15 [6]

Portfolio turnover rate	6%	33%[10]	11%	27%	31%	23%[11]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2023 (unaudited).

[3]	For the year ended February 29.

[4]	For the period March 16, 2018 (inception date) to February 28, 2019.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceed the expense limitation as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.50%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes securities delivered as a result of a redemption in-kind.

[11]	For the year ended February 28, 2019.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	53

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

54	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$3,029,090,486	—	$3,029,090,486
Municipal Bonds Deposited in Tender Option Bond Trusts	—	79,237,006	—	79,237,006
Total Long-Term Investments	—	3,108,327,492	—	3,108,327,492
Short-Term Investments†	—	11,315,000	—	11,315,000
Total Investments	—	$3,119,642,492	—	$3,119,642,492
†	See Schedule of Investments for additional detailed categorizations.

(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.

An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations.

56	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.77%, 1.32%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares and the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for Class I and Class IS shares as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

During the six months ended August 31, 2023, fees waived and/or expenses reimbursed amounted to $278,881.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

58	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

Pursuant to these arrangements, at August 31, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class 1	Class A	Class C	Class I	Class IS
Expires February 29, 2024	—	—	—	$507,103	—
Expires February 28, 2025	$334	$55,147	$1,743	449,988	$13,067
Expires February 28, 2026	296	44,823	1,194	223,715	8,853
Total fee waivers/expense reimbursements subject to recapture	$630	$99,970	$2,937	$1,180,806	$21,920

For the six months ended August 31, 2023, LMPFA did not recapture any fees.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$49,334	—
CDSCs	25,207	$623

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2023, such purchase and sale transactions (excluding accrued interest) were $89,180,000 and $84,565,000, respectively.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended August 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$229,359,376
Sales	178,323,190

At August 31, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$3,172,473,344	$34,979,199	$(131,945,051)	$(96,965,852)

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).

4. Derivative instruments and hedging activities

During the six months ended August 31, 2023, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$6,424
Class A	$1,538,304	705,915
Class C	191,367	22,738
Class I	—	317,742
Class IS	—	2,835
Total	$1,729,671	$1,055,654

60	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

For the six months ended August 31, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$296
Class A	44,824
Class C	1,194
Class I	223,715
Class IS	8,852
Total	$278,881

6. Distributions to shareholders by class

	Six Months Ended August 31, 2023	Year Ended February 28, 2023
Net Investment Income:
Class 1	$229,572	$442,829
Class A	33,432,272	68,434,226
Class C	736,496	1,769,940
Class I	12,737,414	26,739,469
Class IS	4,788,214	5,355,551
Total	$51,923,968	$102,742,015

7. Shares of beneficial interest

At August 31, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2023		Year Ended February 28, 2023
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	15,533	$229,572	29,895	$442,821
Shares repurchased	(58,682)	(868,159)	(110,830)	(1,653,958)
Net decrease	(43,149)	$(638,587)	(80,935)	$(1,211,137)

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended August 31, 2023		Year Ended February 28, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	8,335,015	$123,763,027	49,361,224	$752,245,798
Shares issued on reinvestment	2,109,615	31,284,033	4,304,656	64,177,331
Shares repurchased	(13,099,036)	(194,292,792)	(58,378,058)	(884,112,764)
Shares redeemed in-kind	—	—	(70,038,253)	(1,069,484,120)
Net decrease	(2,654,406)	$(39,245,732)	(74,750,431)	$(1,137,173,755)

Class C
Shares sold	82,729	$1,229,460	508,745	$7,600,372
Shares issued on reinvestment	44,026	653,668	104,670	1,557,867
Shares repurchased	(756,168)	(11,238,737)	(2,724,893)	(40,646,132)
Net decrease	(629,413)	$(9,355,609)	(2,111,478)	$(31,487,893)

Class I
Shares sold	8,530,783	$126,662,594	31,762,256	$473,611,784
Shares issued on reinvestment	711,599	10,567,566	1,448,129	21,581,201
Shares repurchased	(7,108,620)	(105,550,512)	(53,420,653)	(794,224,147)
Net increase (decrease)	2,133,762	$31,679,648	(20,210,268)	$(299,031,162)

Class IS
Shares sold	5,291,438	$78,603,550	16,241,552	$240,992,200
Shares issued on reinvestment	281,996	4,186,180	327,488	4,858,593
Shares repurchased	(2,270,425)	(33,683,992)	(7,185,151)	(106,682,358)
Net increase	3,303,009	$49,105,738	9,383,889	$139,168,435

8. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2023.

9. Redemptions in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended August 31, 2023, the Fund

62	Western Asset Managed Municipals Fund 2023 Semi-Annual Report

had no redemptions in-kind. For the year ended February 28, 2023, the Fund had redemptions in-kind with total proceeds in the amount of $1,069,484,120. The net realized loss on these redemptions in-kind amounted to $7,628,489, which was not realized for tax purposes.

10. Deferred capital losses

As of February 28, 2023, the Fund had deferred capital losses of $123,974,868, which have no expiration date, that will be available to offset future taxable capital gains.

Western Asset Managed Municipals Fund 2023 Semi-Annual Report	63

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with LMPFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 27, 2023. At an in-person meeting held on May 15, 2023, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

As part of their review, the Trustees examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers

64	Western Asset Managed Municipals Fund

associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2022. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional general and insured municipal debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2022 was above the median. The Board noted that the Fund’s performance trailed the performance of its benchmark index for the 1-, 3-, 5- and 10-year periods ended December 31, 2022. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.

The Trustees also considered the management fee payable by the Fund to LMPFA, total expenses payable by the Fund and the fee that LMPFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because LMPFA pays the Subadviser for services provided to the Fund out of the management fee LMPFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional general

Western Asset Managed Municipals Fund	65

Board approval of management and subadvisory agreements (unaudited) (cont’d)

and insured municipal debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2024.

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

66	Western Asset Managed Municipals Fund

Statement regarding liquidity risk management program (unaudited)

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

Western Asset Managed Municipals Fund	67

Statement regarding liquidity risk management program (unaudited) (cont’d)

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

68	Western Asset Managed Municipals Fund

Western Asset

Managed Municipals Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Managed Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Managed Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD0435 10/23 SR23-4733

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 25, 2023